Warrants - Warrants Outstanding and Exercisable (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 11, 2016	Jun. 30, 2016	Jun. 03, 2016	Feb. 28, 2015
Class Of Warrant Or Right [Line Items]
Warrants outstanding	67,640,513	67,735,066	13,219,597
Warrants Exercisable	94,553	13,219,597	13,219,597
Share of Common stock underlying Warrant	1,392	1,399	160
Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	1,532,598	1,532,598	1,532,598
Warrants Exercisable		1,532,598	1,532,598
Exercise price	$ 1.36
Share of Common stock underlying Warrant	48	48	48
Exercise Price Per One Common Share		$ 12,000	$ 3,200,000,000
Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	1,310,956	1,310,956	1,310,956
Warrants Exercisable		1,310,956	1,310,956
Exercise price	$ 1.36
Share of Common stock underlying Warrant	29	29	29
Exercise Price Per One Common Share		$ 12,000	$ 3,200,000,000
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	1,074,082	1,074,082	1,074,082
Warrants Exercisable		1,074,082	1,074,082
Exercise price	$ 660,500,000
Share of Common stock underlying Warrant	34	34	34
Exercise Price Per One Common Share		$ 55,000,000,000	$ 882,000,000,000
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding		47,528	5,229,973
Warrants Exercisable		5,229,973	5,229,973				26
Exercise price							$ 4,200,000,000
Share of Common stock underlying Warrant			13
Exercise Price Per One Common Share			$ 257,000,000,000
Warrants Expiration			2017-01
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	2,361,468	2,361,468	3,503,116
Warrants Exercisable		3,503,116	3,503,116
Exercise price	$ 1.36
Share of Common stock underlying Warrant	1,193	1,193	8
Exercise Price Per One Common Share		$ 12,000	$ 3,200,000,000
Warrants Expiration	2021-06	2021-06	2021-06
2015 Subordination Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	71,131	71,131	105,516
Warrants Exercisable		105,516	105,516
Exercise price	$ 1.36	$ 1,600,000
Share of Common stock underlying Warrant	37	37	2
Exercise Price Per One Common Share		$ 12,000	$ 3,200,000,000
Warrants Expiration	2021-06	2021-06	2021-06
Series G Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	3,075,000	3,075,000
Warrants Exercisable					31	31
Exercise price	$ 1.36			$ 113,900
Share of Common stock underlying Warrant	30	30
Exercise Price Per One Common Share		$ 12,000
Warrants Expiration	2021-06	2021-06
Series H Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	56,250,000	56,250,000
Exercise price	$ 1.36
Share of Common stock underlying Warrant	7	7
Exercise Price Per One Common Share		$ 12,000
Warrants Expiration	2021-12	2021-12
2016 Subordination Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	1,687,500	1,687,500
Exercise price	$ 1.36
Share of Common stock underlying Warrant	2	2
Exercise Price Per One Common Share		$ 12,000
Warrants Expiration	2021-12	2021-12
Common Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	277,778	372,331	463,356
Warrants Exercisable		463,356	463,356
Share of Common stock underlying Warrant	12	19	26
Minimum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-04	2021-04	2021-04
Minimum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-04	2021-04	2021-04
Minimum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-03	2021-03	2021-03
Minimum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price	$ 1,360,000,000
Exercise Price Per One Common Share		$ 12,000,000,000,000	$ 201,600,000,000
Warrants Expiration	2019-10	2017-02	2016-04
Maximum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07	2021-07	2021-07
Maximum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07	2021-07	2021-07
Maximum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07	2021-07	2021-07
Maximum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price	$ 277,200,000,000
Exercise Price Per One Common Share		$ 3,225,600,000,000	$ 3,224,000,000,000
Warrants Expiration	2021-07	2021-07	2021-07